UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/11 (Unaudited)

COMMON STOCKS (93.0%)(a)
			Shares	Value

Aerospace and defense (3.2%)

Embraer SA ADR (Brazil)			794,800	$22,111,336

GeoEye, Inc.(NON)			284,900	9,564,093

Honeywell International, Inc.			695,800	36,459,920

Northrop Grumman Corp.			98,000	5,659,500

Precision Castparts Corp.			148,000	24,146,200

Safran SA (France)			242,949	7,907,306

United Technologies Corp.			306,200	23,877,476

				129,725,831
Airlines (1.4%)

Delta Air Lines, Inc.(NON)			2,928,100	24,947,412

United Continental Holdings, Inc.(NON)(S)			1,259,498	24,333,501

US Airways Group, Inc.(NON)(S)			1,038,728	5,993,461

				55,274,374
Auto components (1.2%)

Goodyear Tire & Rubber Co. (The)(NON)			1,422,239	20,423,352

Johnson Controls, Inc.			160,149	5,273,707

Tenneco Automotive, Inc.(NON)(S)			553,344	18,105,416

Valeo SA (France)			83,208	4,167,092

				47,969,567
Automobiles (2.3%)

Fiat SpA (Italy)(S)			2,972,103	18,171,665

Ford Motor Co.(NON)			814,500	9,513,360

General Motors Co.(NON)			836,999	21,636,424

Nissan Motor Co., Ltd. (Japan)			991,200	9,131,792

Porsche Automobil Holding SE (Preference) (Germany)			387,513	22,612,481

Volkswagen AG (Preference) (Germany)			69,981	12,242,338

				93,308,060
Beverages (0.6%)

Beam, Inc.			236,000	11,665,480

Coca-Cola Enterprises, Inc.			524,100	14,056,362

				25,721,842
Biotechnology (1.6%)

Celgene Corp.(NON)(S)			265,600	17,218,848

Cubist Pharmaceuticals, Inc.(NON)(S)			278,400	10,526,304

Dendreon Corp.(NON)(S)			791,900	8,663,386

Human Genome Sciences, Inc.(NON)(S)			2,242,200	23,004,972

United Therapeutics Corp.(NON)(S)			162,100	7,088,633

				66,502,143
Building products (0.9%)

Fortune Brands Home & Security, Inc.(NON)			764,848	11,113,241

Owens Corning, Inc.(NON)			915,100	25,970,538

				37,083,779
Capital markets (2.4%)

Apollo Global Management, LLC. Class A			352,000	4,664,000

Blackstone Group LP (The)			1,372,363	20,187,460

Goldman Sachs Group, Inc. (The)			200,205	21,932,458

KKR & Co. LP			939,759	12,667,951

State Street Corp.			942,803	38,079,813

				97,531,682
Chemicals (3.0%)

Celanese Corp. Ser. A			606,000	26,391,300

CF Industries Holdings, Inc.			66,000	10,709,820

Dow Chemical Co. (The)			1,008,359	28,113,049

LyondellBasell Industries NV Class A (Netherlands)			751,600	24,697,576

Monsanto Co.			197,900	14,397,225

Mosaic Co. (The)			72,300	4,233,888

Potash Corp. of Saskatchewan, Inc. (Canada)			245,200	11,605,316

				120,148,174
Commercial banks (1.1%)

China Construction Bank Corp. (China)			3,299,000	2,397,983

Fifth Third Bancorp			926,100	11,122,461

Industrial and Commercial Bank of China, Ltd. (China)			4,566,000	2,803,379

Wells Fargo & Co.			1,078,100	27,933,571

				44,257,394
Communications equipment (4.7%)

Cisco Systems, Inc.			2,069,047	38,339,441

F5 Networks, Inc.(NON)			109,000	11,330,550

Juniper Networks, Inc.(NON)			500,200	12,239,894

Polycom, Inc.(NON)			1,071,100	17,705,283

Qualcomm, Inc.			2,182,009	112,591,664

				192,206,832
Computers and peripherals (10.6%)

Apple, Inc.(NON)			748,200	302,856,396

EMC Corp.(NON)(S)			1,547,100	37,919,421

Hewlett-Packard Co.			842,200	22,410,942

NetApp, Inc.(NON)			200,400	8,208,384

SanDisk Corp.(NON)			846,400	42,887,088

Seagate Technology			235,800	3,808,170

Western Digital Corp.(NON)			430,886	11,478,803

				429,569,204
Construction and engineering (1.1%)

Fluor Corp.			220,100	12,512,685

KBR, Inc.			589,800	16,461,318

KEPCO Engineering & Construction Co., Inc. (South Korea)			242,897	14,044,424

				43,018,427
Construction materials (0.2%)

BBMG Corp. (China)			4,460,000	3,789,874

China Shanshui Cement Group, Ltd. (China)			7,308,000	5,452,278

				9,242,152
Diversified financial services (0.6%)

Citigroup, Inc.			766,200	24,204,258

JPMorgan Chase & Co.			61,400	2,134,264

				26,338,522
Diversified telecommunication services (0.6%)

CenturyLink, Inc.			587,200	20,704,672

Verizon Communications, Inc.			122,500	4,530,050

				25,234,722
Electrical equipment (0.6%)

Emerson Electric Co.(S)			156,900	7,550,028

GrafTech International, Ltd.(NON)(S)			1,154,600	18,138,766

				25,688,794
Electronic equipment, instruments, and components (1.8%)

Corning, Inc.			3,314,300	47,361,347

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			323,540	2,814,798

KEMET Corp.(NON)			1,052,744	9,706,300

TE Connectivity, Ltd. (Switzerland)			414,900	14,749,695

				74,632,140
Energy equipment and services (4.5%)

Baker Hughes, Inc.			737,700	42,779,223

Halliburton Co.			757,700	28,307,672

Key Energy Services, Inc.(NON)			605,827	7,833,343

National Oilwell Varco, Inc.			644,000	45,936,520

Schlumberger, Ltd.			805,293	59,164,877

				184,021,635
Food products (0.3%)

Zhongpin, Inc. (China)(NON)			1,146,100	10,578,503

				10,578,503
Health-care equipment and supplies (0.5%)

Baxter International, Inc.			255,300	14,036,394

China Medical Technologies, Inc. ADR (China)(NON)(S)			932,200	4,670,322

				18,706,716
Health-care providers and services (2.6%)

Aetna, Inc.			766,700	30,483,992

CIGNA Corp.			424,300	18,813,462

Express Scripts, Inc.(NON)			1,015,109	46,420,935

Lincare Holdings, Inc.(S)			404,100	9,516,555

				105,234,944
Health-care technology (0.3%)

SXC Health Solutions Corp. (Canada)(NON)			272,371	12,752,410

				12,752,410
Hotels, restaurants, and leisure (1.1%)

Carnival Corp.(S)			296,636	10,444,554

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)			227,600	7,774,816

Las Vegas Sands Corp.(NON)			101,200	4,751,340

Starbucks Corp.(S)			489,000	20,704,260

				43,674,970
Household durables (1.8%)

Lennar Corp.(S)			148,300	2,452,882

NVR, Inc.(NON)			6,500	4,177,875

PDG Realty SA Empreendimentos e Participacoes (Brazil)			4,060,000	17,901,506

Pulte Group, Inc.(NON)(S)			1,291,800	6,691,524

Rossi Residencial SA (Brazil)			2,271,200	14,353,333

Skyworth Digital Holdings, Ltd. (China)			33,600,000	17,303,139

SodaStream International, Ltd. (Israel)(NON)			282,562	9,629,713

				72,509,972
Household products (0.1%)

Procter & Gamble Co. (The)			72,500	4,639,275

				4,639,275
Independent power producers and energy traders (0.1%)

China Power New Energy Development Co., Ltd. (China)(NON)			26,872,000	1,122,963

China WindPower Group, Ltd. (China)(NON)			35,310,000	1,602,358

				2,725,321
Industrial conglomerates (2.6%)

General Electric Co.			2,219,400	37,086,174

Tyco International, Ltd.			1,505,600	68,580,080

				105,666,254
Insurance (3.6%)

Aflac, Inc.			279,346	12,595,711

Assured Guaranty, Ltd. (Bermuda)			6,092,773	77,621,928

Hartford Financial Services Group, Inc. (The)			1,609,276	30,978,563

MBIA, Inc.(NON)(S)			1,035,762	9,114,706

Ping An Insurance (Group) Co. of China, Ltd. (China)			2,254,500	16,337,109

				146,648,017
Internet and catalog retail (0.8%)

Priceline.com, Inc.(NON)			61,300	31,123,236

				31,123,236
Internet software and services (2.1%)

Baidu, Inc. ADR (China)(NON)(S)			289,300	40,554,074

Google, Inc. Class A(NON)			76,047	45,068,494

				85,622,568
IT Services (1.7%)

Accenture PLC Class A			16,500	994,290

Unisys Corp.(NON)(AFF)			2,349,736	61,069,639

Visa, Inc. Class A(S)			79,607	7,424,149

				69,488,078
Leisure equipment and products (0.7%)

Brunswick Corp.(S)			279,300	4,932,438

Hasbro, Inc.			566,000	21,541,960

				26,474,398
Life sciences tools and services (0.8%)

Sequenom, Inc.(NON)(S)			1,859,199	9,240,219

Thermo Fisher Scientific, Inc.(NON)			436,600	21,947,882

				31,188,101
Machinery (4.8%)

China National Materials Co., Ltd. (China)			15,342,000	7,547,969

Cummins, Inc.			182,800	18,175,804

Eaton Corp.			263,800	11,823,516

Ingersoll-Rand PLC(S)			221,900	6,907,747

Meritor, Inc.(NON)			3,134,488	29,840,326

Parker Hannifin Corp.			517,000	42,161,350

Stanley Black & Decker, Inc.			587,447	37,508,491

Terex Corp.(NON)			474,100	7,889,024

Timken Co.			748,680	31,534,402

				193,388,629
Media (3.0%)

Comcast Corp. Class A			2,834,888	66,478,124

DIRECTV Class A(NON)(S)			174,369	7,926,815

Interpublic Group of Companies, Inc. (The)			2,887,994	27,378,183

Liberty Media Corp. - Liberty Capital Class A(NON)			31,985	2,457,088

Walt Disney Co. (The)			480,500	16,759,840

				121,000,050
Metals and mining (3.4%)

Cliffs Natural Resources, Inc.(S)			389,244	26,554,226

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			839,214	33,786,756

Goldcorp, Inc. (Toronto Exchange) (Canada)			78,600	3,838,824

Rio Tinto PLC (United Kingdom)			567,434	30,683,107

Teck Resources, Ltd. Class B (Canada)			234,200	9,389,147

U.S. Steel Corp.			448,000	11,361,280

Vedanta Resources PLC (United Kingdom)			791,855	16,171,601

Xstrata PLC (United Kingdom)			415,083	6,915,071

				138,700,012
Multiline retail (0.5%)

Kohl's Corp.			216,113	11,456,150

Target Corp.			151,400	8,289,150

				19,745,300
Office electronics (1.2%)

Xerox Corp.			6,085,170	49,776,691

				49,776,691
Oil, gas, and consumable fuels (4.4%)

Apache Corp.			285,720	28,466,284

BG Group PLC (United Kingdom)			632,550	13,707,902

Cairn Energy PLC (United Kingdom)(NON)			1,625,375	7,655,350

Hess Corp.			430,400	26,925,824

Newfield Exploration Co.(NON)			451,500	18,177,390

Noble Energy, Inc.			296,200	26,462,508

Occidental Petroleum Corp.			289,800	26,934,012

Petroleo Brasileiro SA ADR (Brazil)			678,700	18,331,687

Southwestern Energy Co.(NON)			318,200	13,377,128

				180,038,085
Paper and forest products (0.3%)

International Paper Co.			380,800	10,548,160

				10,548,160
Pharmaceuticals (1.3%)

Auxilium Pharmaceuticals, Inc.(NON)			811,800	12,631,608

Elan Corp. PLC ADR (Ireland)(NON)			1,005,200	12,052,348

Jazz Pharmaceuticals, Inc.(NON)			172,400	6,716,704

Merck & Co., Inc.			141,000	4,864,500

Pfizer, Inc.			419,732	8,084,038

Sanofi (France)			9,035	646,755

Sanofi CVR (France)(NON)			2,181,700	1,941,713

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			100,500	4,105,425

				51,043,091
Real estate investment trusts (REITs) (0.1%)

CreXus Investment Corp.(R)			419,800	4,013,288

				4,013,288
Real estate management and development (1.2%)

BR Malls Participacoes SA (Brazil)			1,112,692	12,022,271

CBRE Group, Inc.(NON)(S)			1,965,400	34,944,812

				46,967,083
Road and rail (0.3%)

Hertz Global Holdings, Inc.(NON)(S)			1,062,056	12,319,850

				12,319,850
Semiconductors and semiconductor equipment (3.6%)

Advanced Micro Devices, Inc.(NON)(S)			6,864,414	40,019,534

First Solar, Inc.(NON)(S)			1,444,870	71,911,180

JinkoSolar Holding Co., Ltd. ADR (China)(NON)(S)			672,760	6,223,030

Marvell Technology Group, Ltd.(NON)			870,598	12,179,666

Novellus Systems, Inc.(NON)(S)			312,900	10,810,695

Yingli Green Energy Holding Co., Ltd. ADR (China)(NON)(S)			782,798	3,178,160

				144,322,265
Software (4.1%)

Longtop Financial Technologies Ltd. ADR (Hong Kong)(NON)			478,830	105,343

Microsoft Corp.			1,053,800	28,062,694

Oracle Corp.			3,701,889	121,310,903

Perfect World Co., Ltd. ADR (China)(NON)			83,975	1,092,515

Salesforce.com, Inc.(NON)(S)			38,950	5,186,972

Synchronoss Technologies, Inc.(NON)(S)			146,600	4,406,796

VMware, Inc. Class A(NON)(S)			80,400	7,859,100

				168,024,323
Specialty retail (2.4%)

Abercrombie & Fitch Co. Class A			111,000	8,258,400

Bed Bath & Beyond, Inc.(NON)			116,700	7,216,728

Best Buy Co., Inc.(S)			1,253,300	32,874,052

Cia Hering (Brazil)			495,800	11,074,893

Lowe's Cos., Inc.			1,019,400	21,427,788

Staples, Inc.(S)			997,100	14,916,616

				95,768,477
Thrifts and mortgage finance (0.1%)

MGIC Investment Corp.(NON)(S)			1,733,600	4,611,376

				4,611,376
Tobacco (0.7%)

Philip Morris International, Inc.			415,669	29,042,793

				29,042,793
Trading companies and distributors (0.1%)

United Rentals, Inc.(NON)(S)			228,319	5,344,948

				5,344,948

Total common stocks (cost $4,112,348,103)				$3,769,162,458

WARRANTS (3.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$ 30.79	14,136,171	$10,884,852

Citigroup, Inc.	01/04/19	106.10	18,571,813	7,874,449

Ford Motor Co.	01/01/13	9.20	5,738,176	19,337,653

General Motors Co.	07/10/16	10.00	532,390	9,024,011

Hartford Financial Services Group, Inc. (The)(W)	06/26/19	9.73	$955,528	11,055,459

JPMorgan Chase & Co.(W)	10/28/18	42.42	3,153,860	33,115,530

Wells Fargo & Co.(W)	10/28/18	34.01	$3,497,724	30,535,131

Total warrants (cost $160,457,354)				$121,827,085

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Advanced Micro Devices, Inc. (Call)	Jan-12/$10.00		$4,108,324	$146,256

Advanced Micro Devices, Inc. (Call)	Jan-12/7.50		2,519,847	485,086

Aetna, Inc. (Call)	Dec-11/42.00		1,047,919	1,151,579

Aflac, Inc. (Call)	Jan-12/40.00		1,107,950	7,237,681

Assured Guaranty, Ltd. (Call)	Dec-11/15.00		2,068,436	289,581

Baker Hughes, Inc. (Call)	Jan-12/55.00		313,060	2,130,999

Best Buy Co., Inc. (Call)	Jan-12/30.00		3,275,548	1,318,474

Celanese Corp. (Call)	Dec-11/45.00		930,796	474,706

Cisco Systems, Inc. (Call)	Dec-11/19.00		3,538,373	2,401,848

CurrencyShares Euro Trust (Put)	Nov-11/130.00		4,379,247	1,229,736

Financial Select Sector SPDR Fund (Call)	Dec-11/14.00		2,686,678	1,112,419

First Solar, Inc. (Call)	Mar-12/75.00		379,148	727,964

First Solar, Inc. (Call)	Mar-12/90.00		882,629	661,910

First Solar, Inc. (Call)	Mar-12/85.00		600,438	611,912

First Solar, Inc. (Call)	Dec-11/90.00		775,570	113,931

First Solar, Inc. (Call)	Dec-11/120.00		642,528	66,021

First Solar, Inc. (Call)	Dec-11/130.00		881,596	41,336

First Solar, Inc. (Call)	Dec-11/100.00		435,998	7,804

Ford Motor Co. (Call)	Dec-11/12.00		3,310,017	1,662,277

General Electric Co. (Call)	Dec-11/20.00		2,073,578	88,376

Hartfod Financial Services Group, Inc. (The) (Call)	Dec-11/20.00		1,045,495	1,202,319

Hewlett-Packard Co. (Call)	May-12/30.00		2,030,038	3,764,827

Hewlett-Packard Co. (Call)	Dec-11/38.00		5,493,213	265,048

Hewlett-Packard Co. (Call)	Dec-11/38.00		2,547,306	122,908

Hewlett-Packard Co. (Call)	Dec-11/42.00		1,294,100	17,949

Industrial Select Sector SPDR Fund (Call)	Dec-11/40.00		2,264,372	76,989

Industrial Select Sector SPDR Fund (Call)	Dec-11/34.00		1,213,965	1,220,836

iShares FTSE China 25 Index Fund (Call)	Dec-11/42.00		4,603,716	939,296

iShares MSCI Emerging Markets Index (Call)	Dec-11/45.00		2,729,163	1,465,997

JPMorgan Chase & Co. (Call)	Jan-12/50.00		1,891,902	45,324

JPMorgan Chase & Co. (Call)	Jan-12/50.00		793,609	31,744

Materials Select Sector SPDR Trust (Call)	Dec-11/35.00		1,504,765	2,031,899

Newfield Exploration Co. (Call)	Dec-11/47.45		721,739	152,792

Parker Hannifin Corp. (Call)	Dec-11/85.00		531,884	449,867

Qualcomm, Inc. (Call)	Jan-12/60.00		2,089,282	1,032,377

SPDR Dow Jones Industrial Average ETF Trust (Call)	Nov-11/123.00		3,799,017	2,984,052

SPDR S&P 500 ETF Trust (Put)	Dec-11/120.00		1,060,031	349,810

SPDR S&P 500 ETF Trust (Put)	Nov-11/121.00		10,734,911	17,207,526

SPDR S&P 500 ETF Trust (Put)	Nov-11/125.00		4,361,352	5,931,439

SPDR S&P 500 ETF Trust (Put)	Nov-11/118.00		3,374,902	642,784

State Street Corp. (Call)	Jan-12/50.00		3,632,984	1,029,769

Unisys Corp. (Call)	Jan-12/22.50		481,198	2,385,775

Unisys Corp. (Call)	Jan-12/22.50		414,327	2,054,229

Wells Fargo & Co. (Call)	Jan-12/35.00		3,772,793	41,342

Total purchased options outstanding (cost $86,975,888)				$67,406,794

INVESTMENT COMPANIES (0.4%)(a)
			Shares	Value

SPDR S&P Homebuilders ETF(S)			1,051,900	$16,977,666

Total investment Companies (cost $17,431,079)				$16,977,666

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			127,113	$9,930,703

Total convertible preferred stocks (cost $10,575,838)				$9,930,703

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Bond 4 1/2s February 15, 2036(i)			902,000	1,124,154

U.S. Treasury Inflation Protected Securities
1/8s April 15, 2016(i)			1,418,930	1,487,351
2 5/8s July 15, 2017(i)			1,382,240	1,657,596

U.S. Treasury Note
1/2s August 15, 2014(i)			317,000	318,312
1s March 31, 2012(i)			923,000	927,364
1 1/2s July 15, 2012(i)			2,297,000	2,329,503

Total U.S. treasury Obligations (cost $7,844,280)				$7,844,280

SHORT-TERM INVESTMENTS (12.0%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.082% to 0.111%, July 26, 2012(SEGSF)			$27,073,000	28,150,357

U.S. Treasury Bills zero %, July 26, 2012(i)			1,100,000	1,099,340

U.S. Treasury Bills with effective yields ranging from 0.074% to 0.080%, June 28, 2012			5,878,000	5,875,049

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.130%, May 3, 2012			8,115,000	8,110,534

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.097%, February 9, 2012			3,031,000	3,030,271

U.S Treasury Bills zero% March 8, 2012(i)			3,850,000	3,849,615

Putnam Cash Collateral Pool, LLC 0.18%(d)			391,602,570	391,602,570

Putnam Money Market Liquidity Fund 0.05%(e)			38,509,503	38,509,503

SSgA Prime Money Market Fund 0.03%(i)(P)			7,180,000	7,180,000

Total short-term investments (cost $487,407,239)				$487,407,239

TOTAL INVESTMENTS

Total investments (cost $4,883,039,781)(b)				$4,480,556,225

FORWARD CURRENCY CONTRACTS at 10/31/11 (aggregate face value $204,750,032) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Danish Krone	Sell	11/16/11	$11,225,139	$10,778,774	$(446,365)
Credit Suisse AG
	Euro	Sell	11/16/11	109,523,986	105,916,152	(3,607,834)
	Japanese Yen	Sell	11/16/11	8,524,983	8,691,706	166,723
UBS AG
	Brazilian Real	Sell	11/16/11	254,239	234,585	(19,654)
	British Pound	Sell	11/16/11	65,326,811	63,212,525	(2,114,286)
	Canadian Dollar	Sell	11/16/11	16,731,188	15,916,290	(814,898)

Total						$(6,836,314)

WRITTEN OPTIONS OUTSTANDING at 10/31/11 (premiums received $37,817,180) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Advanced Micro Devices, Inc. (Call)	2,519,847	Jan-12/9.00	$178,884
Aetna, Inc. (Call)	1,047,919	Dec-11/47.00	158,948
Aflac, Inc. (Call)	1,107,950	Jan-12/43.00	4,875,667
Baker Hughes, Inc. (Call)	313,060	Jan-12/65.00	693,115
Best Buy Co., Inc. (Call)	3,275,548	Jan-12/35.00	229,288
Cisco Systems, Inc. (Call)	3,538,373	Dec-11/21.00	494,665
CurrencyShares Euro Trust (Put)	4,379,247	Nov-11/129.00	919,642
First Solar, Inc. (Call)	882,629	Mar-12/100.00	361,648
First Solar, Inc. (Call)	600,438	Mar-12/95.00	332,330
First Solar, Inc. (Call)	379,148	Mar-12/85.00	314,693
First Solar, Inc. (Call)	642,528	Dec-11/130.00	48,846
Fist Solar, Inc. (Call)	881,596	Dec-11/135.00	35,837
Ford Motor Co. (Call)	3,310,017	Dec-11/13.00	618,844
General Electric Co. (Call)	2,073,578	Dec-11/22.00	11,591
Hewlett-Packard Co. (Call)	5,493,213	Dec-11/40.00	127,827
Hewlett-Packard Co. (Call)	2,547,306	Dec-11/40.00	59,276
Hewlett-Packard Co. (Call)	1,294,100	Dec-11/44.00	10,521
Industrial Select Sector SPDR Fund (Call)	2,264,372	Dec-11/42.00	25,882
Industrial Select Sector SPDR Fund (Call)	1,213,965	Dec-11/36.00	399,989
iShares FTSE China 25 Index Fund (Call)	4,603,716	Dec-11/43.00	620,406
iShares MSCI Emerging Markets Index (Call)	2,729,163	Dec-11/50.00	249,909
Materials Select Sector SPDR Trust (Call)	1,504,765	Dec-11/37.00	852,088
Qualcomm, Inc. (Call)	2,089,282	Jan-12/65.00	240,852
SPDR Dow Jones Industrial Average ETF Trust (Call)	3,799,017	Nov-11/126.00	797,794
SPDR S&P 500 ETF Trust (Put)	10,734,911	Nov-11/120.00	14,942,569
SPDR S&P 500 ETF Trust (Put)	4,361,352	Nov-11/124.00	4,361,352
SPDR S&P 500 ETF Trust (Put)	3,374,902	Nov-11/116.00	345,657
State Street Corp. (Call)	3,632,984	Jan-12/55.00	288,822

Total			$32,596,942

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	31,506	$—	7/27/12	(12 month USD-LIBOR-BBA)	A basket (MLTROFC) of common stocks	$178,954
Merrill Lynch International
baskets	442,329	—	7/27/12	(12 month USD-LIBOR-BBA)	A basket (MLTROFC) of common stocks	(12,635,220)

Total						$(12,456,266)

Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $4,055,030,827.
(b)	The aggregate identified cost on a tax basis is $4,897,692,953, resulting in gross unrealized appreciation and depreciation of $268,572,422 and $685,709,150, respectively, or net unrealized depreciation of $417,136,728.
(NON)	Non-income-producing security.
(AFF)	Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

Affiliates	Market Value at beginning of reporting period	Purchase cost	Sale proceeds	Dividened income	Market Value at end of reporting period
Unisys Corp.	$ 58,717,953	$ 7,267,057	$ 24,032,293	$--	$61,069,639
Totals	$ 58,717,953	$ 7,267,057	$ 24,032,293	$--	$61,069,639

Market values are shown for those securities affiliated at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $366,749,725. The fund received cash collateral of $391,602,570 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $18,321 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $697,995,094 and $713,878,092, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $21,467,856 to cover certain derivatives contracts.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $80,300,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $13,592,300 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,076,330 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $6,128,321.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$467,945,523	$83,628,507	$—
Consumer staples	69,982,413	—	—
Energy	342,696,468	21,363,252	—
Financials	348,828,891	21,538,471	—
Health care	284,780,650	646,755	—
Industrials	578,011,187	29,499,699	—
Information technology	1,213,642,101	—	—
Materials	215,626,567	63,011,931	—
Telecommunication services	25,234,722	—	—
Utilities	—	2,725,321	—
Total common stocks	3,546,748,522	222,413,936	—
Convertible preferred stocks	$—	$9,930,703	$—
Investment Companies	16,977,666	—	—
Purchased options outstanding	—	67,406,794	—
U.S. treasury obligations	—	7,844,280	—
Warrants	121,827,085	—	—
Short-term investments	45,689,503	441,717,736	—

Totals by level	$3,731,242,776	$749,313,449	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,836,314)	$—
Written options	—	(32,596,942)	—
Total return swap contracts	—	(12,456,266)	—

Totals by level	$—	$(51,889,522)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$166,723	$7,003,037
Equity contracts	189,412,833	45,232,162

Total	$189,579,556	$52,235,199

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011